Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2022
Statement [line items]
Summary of liabilities - contingent consideration

	2022 A$’000	2021 A$’000

Current Liabilities

Contingent consideration – EVT801	759	3,165

	759	3,165

Non-current Liabilities
Contingent consideration - paxalisib	1,168	1,015
Contingent consideration – EVT801	7,588	7,911

	8,756	8,927

	9,515	12,091

Summary of reconciliation of contingent consideration
Reconciliation of the balance at the beginning and end of the reporting period is set out below:

	Consolidated
	2022	2021
	$	$

Contingent consideration at start of period	12,091	1,845
EVT801 acquisition	—	11,076
Payment of paxalisib milestone	—	(3,400)
Payment of EVT801 milestone	(2,364)	—
Effect of exchange rates on contingent consideration	(364)	—
Loss on revaluation of contingent consideration	152	2,570

	9,515	12,091